Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstact]
Schedule of Changes in Goodwill

Net book value
Balance at December 31, 2021	72,496
Acquisitions through business combinations (note 5(a))	150,935
Impairment	(156,171)
Balance at December 31, 2022	67,260
Acquisitions through business combinations (note 5(c))	81,022
Impairment	(29,000)
Balance at December 31, 2023	119,282

Schedule of Impairment Testing Goodwill

For the purpose of impairment testing, goodwill has been allocated as follows:

	December 31, 2023	December 31, 2022
Liquor retail	24,338	24,338
Cannabis retail	38,624	38,624
Cannabis retail franchise group	4,298	4,298
Cannabis operations - Valens	52,022	—
	119,282	67,260